Net revenues - Schedule of revenue by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Shipments of vehicles and sales of other goods	€ 173,718	€ 144,559	€ 45,736
Other services provided	3,786	3,112	1,318
Construction contract revenues	779	602	0
Lease installments from assets sold with a buy-back commitment	849	994	578
Interest income of financial services activities	460	152	24
Total Net revenues	€ 179,592	€ 149,419	€ 47,656	[1]

[1]	Refer to Note 3, Scope of consolidation